Note 7 - Other Real Estate Owned (Details) - Aggregate Carrying Amount of Other Real Estate Owned (OREO) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Aggregate Carrying Amount of Other Real Estate Owned (OREO) [Abstract]
Balance, Beginning of Year	$ 10,401,832	$ 15,502,462	$ 15,940,693
Additions	7,536,165	3,852,848	10,251,006
Sales of OREO	(8,054,675)	(7,102,136)	(7,804,080)
Loss on Sale	(591,071)	(844,515)	(1,563,739)
Provision for Losses	(453,148)	(1,006,827)	(1,321,418)
Balance, End of Year	$ 8,839,103	$ 10,401,832	$ 15,502,462